Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Current assets of discontinued operations	$ 0	$ 5,590
Non-current assets:
Non-current assets of discontinued operations	0	21,949
Current liabilities:
Current liabilities of discontinued operations	0	7,404
Non-current liabilities:
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	$ 0	7,950
Discontinued Operations
Current assets:
Cash and cash equivalents		3,980
Accounts receivable		129
Inventories		147
Prepaid expenses and other current assets		258
Due from related parties		1,076
Current assets of discontinued operations		5,590
Non-current assets:
Goodwill		1,996
Property, plant, and equipment, net		4,841
Intangible assets, net		7,750
Right-of-use assets		5,078
Other non-current assets		2,284
Non-current assets of discontinued operations		21,949
Total assets of discontinued operations		27,539
Current liabilities:
Accounts payable		458
Accrued expenses and other current liabilities		4,027
Contract liabilities		106
Lease liabilities, current		2,794
Due to related parties		19
Current liabilities of discontinued operations		7,404
Non-current liabilities:
Lease liabilities, non-current		2,382
Other non-current liabilities		4,251
Deferred tax liabilities		1,317
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		7,950
Total liabilities of discontinued operations		15,354
GEH Singapore | Discontinued Operations
Current assets:
Cash and cash equivalents		3,980
Accounts receivable		129
Inventories		147
Prepaid expenses and other current assets		258
Due from related parties		1,076
Current assets of discontinued operations		5,590
Non-current assets:
Goodwill		1,996
Property, plant, and equipment, net		4,841
Intangible assets, net		7,750
Right-of-use assets		5,078
Other non-current assets		2,284
Non-current assets of discontinued operations		21,949
Total assets of discontinued operations		27,539
Current liabilities:
Accounts payable		458
Accrued expenses and other current liabilities		3,864
Contract liabilities		106
Lease liabilities, current		2,794
Due to related parties		19
Current liabilities of discontinued operations		7,241
Non-current liabilities:
Lease liabilities, non-current		2,382
Other non-current liabilities		4,251
Deferred tax liabilities		1,317
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		7,950
Total liabilities of discontinued operations		15,191
Edmodo | Discontinued Operations
Current assets:
Cash and cash equivalents		0
Accounts receivable		0
Inventories		0
Prepaid expenses and other current assets		0
Due from related parties		0
Current assets of discontinued operations		0
Non-current assets:
Goodwill		0
Property, plant, and equipment, net		0
Intangible assets, net		0
Right-of-use assets		0
Other non-current assets		0
Non-current assets of discontinued operations		0
Total assets of discontinued operations		0
Current liabilities:
Accounts payable		0
Accrued expenses and other current liabilities		163
Contract liabilities		0
Lease liabilities, current		0
Due to related parties		0
Current liabilities of discontinued operations		163
Non-current liabilities:
Lease liabilities, non-current		0
Other non-current liabilities		0
Deferred tax liabilities		0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		0
Total liabilities of discontinued operations		$ 163